CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Common shares Class A common shares	Common shares Class B common shares	Treasury stock	Additional paid-in capital	Statutory reserve	Retained earnings/ (accumulated deficit)	Accumulated other comprehensive income / (loss)	Total TAL Education Group shareholders' equity	Non-controlling interest	Class A common shares	Total
Balance at Feb. 28, 2021	$ 148	$ 67		$ 4,369,125	$ 121,285	$ 624,883	$ 86,321	$ 5,201,829	$ 952		$ 5,202,781
Balance (in shares) at Feb. 28, 2021	147,995,578	66,939,204
Conversion of Class B common shares to Class A common shares	$ 18	$ (18)
Conversion of Class B common shares to Class A common shares (in shares)	17,785,600	(17,785,600)
Net loss						(1,136,115)		(1,136,115)	(28,220)		(1,164,335)
Provision for statutory reserve					33,077	(33,077)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards	$ 3			9,380				9,383			9,383
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards (in shares)	2,455,216
Share-based compensation				174,832				174,832			174,832
Exercise of share options				1,203				1,203			1,203
Exercise of share options (in shares)	56,296
Share repurchase	$ (2)			(196,275)				(196,277)			(196,277)
Share repurchase (in shares)	(1,506,667)									(1,506,667)
Foreign currency translation adjustment							25,853	25,853	(621)		25,232
Net unrealized loss / gains on available-for-sale investments, net of tax effect							(50,557)	(50,557)			(50,557)
Balance at Feb. 28, 2022	$ 167	$ 49		4,358,265	154,362	(544,309)	61,617	4,030,151	(27,889)		4,002,262
Balance (in shares) at Feb. 28, 2022	166,786,023	49,153,604
Net loss						(135,612)		(135,612)	3,634		(131,978)
Provision for statutory reserve					5,991	(5,991)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards	$ 2			(4)				(2)			(2)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards (in shares)	2,310,009
Share-based compensation				108,571				108,571			108,571
Exercise of share options				186				186			186
Exercise of share options (in shares)	26,092
Share repurchase			$ (6)	(66,362)				(66,368)			(66,368)
Share repurchase (in shares)			(5,959,339)							(5,959,339)
Foreign currency translation adjustment							(90,692)	(90,692)	2,749		(87,943)
Net unrealized loss / gains on available-for-sale investments, net of tax effect							(1,591)	(1,591)			(1,591)
Disposal of a subsidiary									(2,224)		(2,224)
Balance at Feb. 28, 2023	$ 169	$ 49	$ (6)	4,400,656	160,353	(685,912)	(30,666)	3,844,643	(23,730)		3,820,913
Balance (in shares) at Feb. 28, 2023	169,122,124	49,153,604	(5,959,339)
Net loss						(3,573)		(3,573)	(565)		(4,138)
Provision for statutory reserve					4,785	(4,785)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards	$ 2			(2)
Issuance of common shares in connection with vesting of non-vested shares and settlement of liability-classified awards (in shares)	2,315,735
Share-based compensation				88,898				88,898			88,898
Exercise of share options				462				462			462
Exercise of share options (in shares)	133,385
Share repurchase			$ (13)	(233,544)				(233,557)			(233,557)
Share repurchase (in shares)			(13,385,764)							(13,385,764)
Cancellation of repurchased shares	$ (19)		$ 19
Cancellation of repurchased shares (in shares)	(19,345,103)		19,345,103
Foreign currency translation adjustment							(40,258)	(40,258)	961		(39,297)
Net unrealized loss / gains on available-for-sale investments, net of tax effect							4,996	4,996			4,996
Share consideration for purchase of intangible assets				487				487			487
Share consideration for purchase of intangible assets (in shares)	27,680									27,680
Balance at Feb. 29, 2024	$ 152	$ 49		$ 4,256,957	$ 165,138	$ (694,270)	$ (65,928)	$ 3,662,098	$ (23,334)		$ 3,638,764
Balance (in shares) at Feb. 29, 2024	152,253,821	49,153,604